Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions

SunGard

FIS completed the SunGard acquisition on November 30, 2015, and SunGard's results of operations and financial position are included in the Consolidated Financial Statements from and after the date of acquisition. The SunGard acquisition increased our existing portfolio of solutions to automate a wide range of complex business processes for financial services institutions and corporate and government treasury departments, adding trading, securities operations, administering investment portfolios, accounting for investment assets, and managing risk and compliance requirements. In addition, the Acquisition now enables us to provide software and technology services to domestic governments at all levels, nonprofits and utilities and to kindergarten through 12th grade ("K-12") educational institutions.

Through a series of mergers, FIS acquired 100 percent of the equity of SunGard, for a total purchase price as follows (in millions):

Cash consideration, including SunGard transaction fees paid at closing	$2,334.8
Value of stock and vested equity awards exchanged for FIS shares	2,696.8
Value of vested portion of SunGard stock awards exchanged for FIS awards	47.5
$5,079.1

We recorded a preliminary allocation of the purchase price to SunGard tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of November 30, 2015. The provisional amounts for intangible assets are based on independent third-party valuations performed. Goodwill was recorded as the residual amount by which the purchase price exceeded the provisional fair value of the net assets acquired. Land and building valuations based on appraisals performed by certified property appraisers were underway as of December 31, 2015. Our evaluations of the facts and circumstances available as of November 30, 2015 to assign fair values to other assets acquired and liabilities assumed are ongoing, as are our assessments of the economic characteristics of the acquired software and other intangibles. These evaluations may result in changes to the provisional amounts recorded.

In accordance with ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments, the financial statements will not be retrospectively adjusted for any measurement-period adjustments that occur in subsequent periods. Rather, we will recognize any adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment is determined. We will also be required to record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of any change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.

The preliminary purchase price allocation is as follows (in millions):

Cash	$631.1
Trade and other receivables	559.4
Property and equipment	135.5
Computer software	674.3
Intangible assets	4,190.0
Other assets	73.7
Goodwill	5,993.8
Liabilities assumed and noncontrolling interest	(7,178.7)
$5,079.1

The following table summarizes the liabilities assumed in the SunGard acquisition (in millions):

Long-term debt, subsequently retired	$4,737.9
Deferred income taxes	1,650.2
Deferred revenue	278.3
Other liabilities and noncontrolling interest	512.3
$7,178.7

The gross contractual amount of trade and other receivables acquired was approximately $583.3 million. The difference between that total and the provisional amount reflected above represents our best estimate at the acquisition date of the contractual cash flows not expected to be collected. This difference was derived using SunGard's historical bad debts, sales allowances and collection trends.

In connection with the Acquisition, we also granted approximately 2.4 million restricted stock units in replacement of similar outstanding unvested awards held by SunGard employees. The amounts attributable to services already rendered were included as an adjustment to the purchase price and the amounts attributable to future services will be expensed over the remaining vesting period based on a valuation as of the date of closing.

Pro Forma Results

SunGard's revenues and pre-tax loss from continuing operations of $253.9 million and $11.7 million, respectively, from November 30, 2015 through December 31, 2015, are included in the Consolidated Statements of Earnings. Selected unaudited pro forma results of operations for the years ended December 31, 2015 and 2014, assuming the Acquisition had occurred as of January 1, 2014, are presented for comparative purposes below (in millions, except per share amounts):

	2015	2014
Total processing and services revenues	$9,139.1	$8,985.8
Net earnings (loss) from continuing operations attributable to FIS common stockholders	$388.8	$(35.4)
Pro forma earnings (loss) per share - basic from continuing operations attributable to FIS common stockholders	$1.19	$(0.11)
Pro forma earnings (loss) per share - diluted from continuing operations attributable to FIS common stockholders	$1.17	$(0.11)

Pro forma results include impairment charges of $339.0 million and merger and integration related costs of $200.0 million on a pre-tax basis for 2014. The pro forma results do not include any anticipated synergies, but do include the impacts of purchase accounting adjustments and conforming commission policies. SunGard elected to expense commission payments as incurred whereas FIS recognizes commission expense over the period that the related revenue is recognized. The pro forma earnings (pre-tax) have been increased by $11.9 million and $15.1 million for 2015 and 2014, respectively, to conform SunGard’s expense recognition to FIS' policy. SunGard’s policies and practices surrounding software development and capitalization of related costs differed from those used by FIS and will be conformed to those of FIS prospectively. As a result, FIS expects that more development costs will qualify to be capitalized than SunGard has recorded historically. It is not practicable to determine what the impact of the changes in application of the capitalization principles would have been for purposes of these pro forma results.

Excluding the impact of deferred revenue adjustments, total pro forma revenues would be $9,148.9 million and $9,222.8 million for 2015 and 2014, respectively.

Other Acquisitions

The Company completed a number of other acquisitions in 2015, 2014 and 2013 that were not significant, individually or in the aggregate, including Clear2Pay NV. ("Clear2Pay") for $461.5 million in October 2014, Reliance Financial Corporation ("Reliance") for $110.0 million in July 2014, Credit Management Solutions, Inc. ("CMSI") for $29.0 million in April 2014, and mFoundry, Inc. ("mFoundry") for $115.0 million in March 2013. The results of operations and financial position of these entities are included in the Consolidated Financial Statements from and after the date of acquisition.

The addition of Clear2Pay expanded FIS’ global payments capabilities and enhanced our ability to deliver differentiated enterprise payments solutions. Because the Clear2Pay purchase price was denominated in Euros, we initiated a foreign currency forward contract to purchase Euros and sell U.S. Dollars to manage the risk arising from fluctuations in exchange rates until the closing.  As this derivative did not qualify for hedge accounting, we recorded a charge of $16.2 million in Other income (expense), net during the third quarter of 2014.  This forward contract was settled on October 1, 2014.

Our acquisition of Atlanta-based Reliance enabled us to provide a full-service wealth management and retirement offerings encompassing technology, full back-office operations outsourcing, custody services and retirement trust and fiduciary services.

Capco Contingent Consideration

The Capco purchase price in 2010 included cash consideration of $297.8 million at closing plus future contingent consideration valued at $113.7 million based on targeted operating performance in 2013 through 2015. We recorded an additional charge of $85.2 million in December 2013 as a result of amendments to the earn-out provisions based on management's outlook and increased projections of Capco's future results in light of its consistently improving performance. The amendments established a final agreed amount in total cash contingent consideration and number of shares in equity contingent consideration, subject to reduction and forfeiture provisions if operating performance targets are not met. The liability had previously been reduced by $22.3 million in 2011 and increased by $43.9 million in 2013 based on forecasts of achievement of targeted operating performance. No adjustments were required in 2015, 2014 and 2012. The remaining contingent consideration liability is $55.2 million as of December 31, 2015, and is included in accounts payable and accrued liabilities in Consolidated Balance Sheets. The remaining payments will be made in 2016, subject to any forfeitures and indemnities.

In conjunction with the acquisition, Capco and FIS established a New Hires and Promotions Incentive Plan ("NHP") to attract new employees and to retain and incent existing employees and management. This plan provided for aggregate payments of up to $67.8 million to eligible participants upon achievement of targeted operating performance in 2013 through 2015. The NHP was amended and restated in December 2013 to: (1) fix the total amount payable at $43.4 million, subject to reduction and forfeiture provisions; (2) establish the named participants and their respective unit allocations; and (3) eliminate any continued service requirements to FIS by the participants after the amendment date. Based on management's expectation that the operating performance measures would be achieved, the liability for the NHPP was adjusted to the present value of the amended total payout, with the resulting increase of $18.1 million recorded in 2013. Prior to the amendment, the expected liability was being expensed over the performance period, which was deemed to equal the service period.